KINETICS MUTUAL FUNDS, INC.

The Water Infrastructure Fund

No Load Class

Supplement dated November 14, 2008,
to the Prospectus dated May 1, 2008, as supplemented September 23, 2008

Effective immediately, Aqua Terra Asset Management, LLC (“Aqua Terra”) no longer serves as sub-adviser to The Kinetics Water Infrastructure Portfolio (the “Fund”).  The Fund will continue to be advised by Kinetics Asset Management, Inc.

All references to Aqua Terra, “Sub-Adviser” and Mr. Gerald Sweeney are hereby deleted from the Prospectus.

The sub-section on page 61 of the Prospectus entitled “Investment Professionals for the Sub-Adviser” is deleted in its entirety and replaced with the following:

“Portfolio Manager for the Water Infrastructure Portfolio

The lead portfolio manager of the Water Infrastructure Portfolio is Mr. William S. Brennan who is responsible for the day-to-day management of the Water Infrastructure Portfolio.

Mr. Brennan has served as lead portfolio manager of the Water Infrastructure Portfolio since its inception.  He joined the Investment Adviser in 2008 as a portfolio manager.  He is an Adjunct Professor in the Graduate MBA program at Villanova University School of Business and an Adjunct Finance Professor at Cabrini College.  Mr. Brennan was formerly President and Managing Partner of Aqua Terra Asset Management, LLC, a subsidiary of Boenning & Scattergood, from its inception in 2006 to 2008.  From 2004 to 2006, Mr. Brennan served as managing director, Director of Equities at Boenning & Scattergood.  Prior to that, he served as Director, Institutional Sales at Avondale Partners from 2002 to 2004.  From 1999 to 2006, Mr. Brennan served as a strategy and portfolio advisor to a private hedge fund that invests in domestic and international water sectors.”

PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

The Water Infrastructure Fund

Advisor Classes

Supplement dated November 14, 2008,
to the Prospectus dated May 1, 2008, as supplemented September 23, 2008

Effective immediately, Aqua Terra Asset Management, LLC (“Aqua Terra”) no longer serves as sub-adviser to The Kinetics Water Infrastructure Portfolio (the “Fund”).  The Fund will continue to be advised by Kinetics Asset Management, Inc.

All references to Aqua Terra, “Sub-Adviser” and Mr. Gerald Sweeney are hereby deleted from the Prospectus.

The sub-section on page 62 of the Prospectus entitled “Investment Professionals for the Sub-Adviser” is deleted in its entirety and replaced with the following:

“Portfolio Manager for the Water Infrastructure Portfolio

The lead portfolio manager of the Water Infrastructure Portfolio is Mr. William S. Brennan who is responsible for the day-to-day management of the Water Infrastructure Portfolio.

Mr. Brennan has served as lead portfolio manager of the Water Infrastructure Portfolio since its inception.  He joined the Investment Adviser in 2008 as a portfolio manager.  He is an Adjunct Professor in the Graduate MBA program at Villanova University School of Business and an Adjunct Finance Professor at Cabrini College.  Mr. Brennan was formerly President and Managing Partner of Aqua Terra Asset Management, LLC, a subsidiary of Boenning & Scattergood from its inception in 2006 to 2008.  From 2004 to 2006, Mr. Brennan served as managing director, Director of Equities at Boenning & Scattergood.  Prior to that, he served as Director, Institutional Sales at Avondale Partners from 2002 to 2004.  From 1999 to 2006, Mr. Brennan served as a strategy and portfolio advisor to a private hedge fund that invests in domestic and international water sectors.”

PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

The Water Infrastructure Fund

Institutional Class

Supplement dated November 14, 2008,
to the Prospectus dated May 1, 2008, as supplemented September 23, 2008

Effective immediately, Aqua Terra Asset Management, LLC (“Aqua Terra”) no longer serves as sub-adviser to The Kinetics Water Infrastructure Portfolio (the “Fund”).  The Fund will continue to be advised by Kinetics Asset Management, Inc.

All references to Aqua Terra, “Sub-Adviser” and Mr. Gerald Sweeney are hereby deleted from the Prospectus.

The sub-section on pages 62 and 63 of the Prospectus entitled “Investment Professionals for the Sub-Adviser” is deleted in its entirety and replaced with the following:

“Portfolio Manager for the Water Infrastructure Portfolio

The lead portfolio manager of the Water Infrastructure Portfolio is Mr. William S. Brennan who is responsible for the day-to-day management of the Water Infrastructure Portfolio.

Mr. Brennan has served as lead portfolio manager of the Water Infrastructure Portfolio since its inception.  He joined the Investment Adviser in 2008 as a portfolio manager.  He is an Adjunct Professor in the Graduate MBA program at Villanova University School of Business and an Adjunct Finance Professor at Cabrini College.  Mr. Brennan was formerly President and Managing Partner of Aqua Terra Asset Management, LLC, a subsidiary of Boenning & Scattergood from its inception in 2006 to 2008.  From 2004 to 2006, Mr. Brennan served as managing director, Director of Equities at Boenning & Scattergood.  Prior to that, he served as Director, Institutional Sales at Avondale Partners from 2002 to 2004.  From 1999 to 2006, Mr. Brennan served as a strategy and portfolio advisor to a private hedge fund that invests in domestic and international water sectors.”

PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

The Water Infrastructure Fund

No Load, Institutional, and Advisor Classes

Supplement dated November 14, 2008,
to the Statement of Additional Information (“SAI”) dated May 1, 2008

Effective immediately, Aqua Terra Asset Management, LLC (“Aqua Terra”) no longer serves as sub-adviser to The Kinetics Water Infrastructure Portfolio (the “Fund”).  The Fund will continue to be advised by Kinetics Asset Management, Inc.  Mr. Brennan joined the Investment Adviser in 2008 and will continue to serve as lead portfolio manager of the Fund.

All references to Aqua Terra, “Sub-Adviser” and Mr. Gerald Sweeney are hereby deleted from the SAI.

PLEASE RETAIN THIS SUPPLEMENT WITH THE SAI FOR FUTURE REFERENCE